SCHEDULE OF LOSS PER SHARE (Details) (Parenthetical)	Jun. 01, 2026	May 11, 2026	Feb. 17, 2026	Nov. 18, 2025	Oct. 23, 2025	Aug. 07, 2025	Jun. 16, 2025	Jan. 15, 2025	Jul. 15, 2024
Profit or loss [abstract]
Reverse share splits	1-for-2.285	1-for-20	1:4.8828125	1-for-8	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5	1-for-75